Segment reporting - Reconciliation of cash earnings to net profit (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation	[1]	$ 6,784	$ 8,095	$ 7,990
Operating segments (cash earnings)
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation		6,849	8,065	8,062
Net cash earnings adjustment
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation		(65)	30	(72)
Amortisation of intangible assets
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation			(17)	(137)
Fair value gain/(loss) on economic hedges
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation		(35)	126	(69)
Ineffective hedges
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation		20	(13)	(16)
Adjustments relating to Pendal
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation		(45)	(73)	171
Treasury shares
Segment reporting
Net profit attributable to owners of Westpac Banking Corporation		$ (5)	$ 7	$ (21)

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.